Other current financial and non-financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current financial and non-financial assets
Debt securities	€ 127,536	€ 149,361
Notes receivable	65,417	48,049
Receivables for supplier rebates	94,785	27,696
Derivatives	23,684	24,088
Third party receivables from the sale of investments	9,417	23,560
Deposit / guarantee / security	13,477	13,732
Loans to customers or suppliers	953	986
Other	111,235	146,268
Total	446,504	433,740
Income tax receivable	126,197	248,668
Other tax receivable	164,192	142,573
Payments on account	138,225	127,116
Prepaid insurance	5,440	27,068
Interest receivables related to income tax	21,397	21,289
Prepaid rent	4,398	14,556
Other	73,587	90,565
Total	€ 533,436	€ 671,835